Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,043,000
Previously Paid Amount	0.00
Total Fee Amount	9,811.04
Total Offset Amount	0.00
Net Fee	9,811.04
Narrative - Max Aggregate Offering Price	$ 71,043,000
Final Prospectus	true